U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 29, 2016

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:          Jensen Portfolio, Inc. (the “Fund”)
Securities Act Registration No: 033-47508
Investment Fund Act Registration No: 811-06653

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith by the Fund, is Post-Effective Amendment No. 39 and Amendment No. 41 to the Fund’s Registration Statement on Form N-1A.  This PEA No. 39 is filed for the purpose of registering new Class Y shares of the Jensen Portfolio doing business as (“d/b/a”) the Jensen Quality Growth Fund, and making material changes to the Fund’s principal investment strategy and risk disclosure.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures